Net fee income - Summary of net fee income (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Analysis Of Income And Expense [Line Items]
Funds under management		$ 2,373	$ 2,360	$ 2,656
Cards		2,776	2,491	2,213
Credit facilities		1,574	1,474	1,627
Broking income		1,077	1,251	1,601
Account services		1,537	1,412	1,452
Unit trusts		738	696	1,088
Underwriting		586	441	1,017
Global custody		864	921	978
Remittances		823	799	775
Imports/exports		624	634	620
Insurance agency commission		298	300	341
Other		2,346	2,345	2,420
Fee income	[1]	15,616	15,124	16,788
Less: fee expense	[1]	(3,771)	(3,354)	(3,691)
Net fee income	[1]	11,845	11,770	13,097
Wealth and Personal Banking
Disclosure Of Analysis Of Income And Expense [Line Items]
Funds under management		1,763	1,765	1,984
Cards		2,385	2,146	1,949
Credit facilities		103	100	103
Broking income		463	576	863
Account services		402	337	429
Unit trusts		727	682	1,065
Underwriting		0	1	4
Global custody		128	140	167
Remittances		86	72	75
Imports/exports		0	0	1
Insurance agency commission		280	283	324
Other		1,433	1,330	1,305
Fee income		7,770	7,432	8,269
Less: fee expense		(2,416)	(2,128)	(2,375)
Net fee income		5,354	5,304	5,894
Commercial Banking
Disclosure Of Analysis Of Income And Expense [Line Items]
Funds under management		71	107	126
Cards		353	313	240
Credit facilities		856	783	833
Broking income		22	40	69
Account services		788	730	677
Unit trusts		10	14	23
Underwriting		3	2	6
Global custody		6	19	24
Remittances		389	380	357
Imports/exports		470	493	474
Insurance agency commission		18	16	17
Other		1,161	1,102	1,077
Fee income		4,147	3,999	3,923
Less: fee expense		(210)	(212)	(284)
Net fee income		3,937	3,787	3,639
Global Banking and Markets
Disclosure Of Analysis Of Income And Expense [Line Items]
Funds under management		539	500	546
Cards		38	32	23
Credit facilities		615	591	690
Broking income		592	635	669
Account services		347	344	340
Unit trusts		1	0	0
Underwriting		583	443	1,009
Global custody		730	762	787
Remittances		347	346	343
Imports/exports		154	141	145
Insurance agency commission		0	1	0
Other		2,458	2,376	2,503
Fee income		6,404	6,171	7,055
Less: fee expense		(3,858)	(3,459)	(3,452)
Net fee income		2,546	2,712	3,603
Corporate Centre
Disclosure Of Analysis Of Income And Expense [Line Items]
Funds under management		0	(12)	0
Cards		0	0	1
Credit facilities		0	0	1
Broking income		0	0	0
Account services		0	1	6
Unit trusts		0	0	0
Underwriting		0	(5)	(2)
Global custody		0	0	0
Remittances		1	1	0
Imports/exports		0	0	0
Insurance agency commission		0	0	0
Other		(2,706)	(2,463)	(2,465)
Fee income		(2,705)	(2,478)	(2,459)
Less: fee expense		2,713	2,445	2,420
Net fee income		$ 8	$ (33)	$ (39)

[1]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data for the financial year ended 31 December 2022 have been restated accordingly. Comparative data for the year ended 31 December 2021 are prepared on an IFRS 4 basis.